UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21292
                                                     ---------

                            Ned Davis Research Funds
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,
      During the second quarter of 2005, the Ned Davis Research Asset Allocation Fund's (the "Fund's") Class AAA Shares rose 1.6%, compared to its benchmark's 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Long U.S. Government Bond Index Composite rise of 3.9%. The S&P 500 Index is an unmanaged indicator of stock market performance while the Lehman Brothers Long U.S. Government Bond Index is an index consisting of dollar-denominated debt issues of U.S. government agencies and the U.S. Treasury with maturities greater than ten years. For the six-month period ended June 30, 2005, the Fund's Class AAA Shares rose 0.8% versus a gain of 2.9% for the Fund's composite benchmark comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Long U.S. Government Bond Index.
      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005
                                            CLASS AAA        CLASS A         CLASS B         CLASS C         CLASS I
  Second Quarter .........................    1.55%           1.55%           1.40%           1.40%           1.54%
                                                             (4.29)(a)       (3.60)(b)        0.40(b)
  One Year ...............................    6.89            6.89            6.14            6.14            7.14
                                                              0.77(a)         1.14(b)         5.14(b)
  Since Inception (03/31/03) .............   11.17           11.21           10.36           10.36           11.45
                                                              8.33(a)         8.78(b)        10.36(b)

RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. IN LIGHT OF RECENT MARKET VOLATILITY, CURRENT RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS STATED HEREIN. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. IF THE EXPENSES HAD NOT BEEN LIMITED, RETURNS WOULD HAVE BEEN LOWER. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. TO OBTAIN A PROSPECTUS, CONTACT GABELLI & COMPANY AT 1-800-GABELLI (422-3554) OR VISIT WWW.GABELLI.COM. THE FUND OFFERS SEVERAL CLASSES OF SHARES, EACH WITH DIFFERENT EXPENSE CHARACTERISTICS. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS LONG U.S. GOVERNMENT BOND INDEX IS A MARKET VALUE WEIGHTED INDEX THAT TRACKS THE PERFORMANCE OF FIXED-RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED OBLIGATIONS.
(a) INCLUDES THE NET EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(b) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

NED DAVIS RESEARCH ASSET ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                   Beginning        Ending      Annualized   Expenses
                 Account Value  Account Value    Expense    Paid During
                   01/01/05        06/30/05        Ratio      Period*
--------------------------------------------------------------------------------
NED DAVIS RESEARCH ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,007.70         2.82%      $14.04
Class A            $1,000.00      $1,007.70         2.82%      $14.04
Class B            $1,000.00      $1,004.30         3.57%      $17.74
Class C            $1,000.00      $1,004.30         3.57%      $17.74
Class I            $1,000.00      $1,008.50         2.57%      $12.80

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,010.81         2.82%      $14.06
Class A            $1,000.00      $1,010.81         2.82%      $14.06
Class B            $1,000.00      $1,007.09         3.57%      $17.77
Class C            $1,000.00      $1,007.09         3.57%      $17.77
Class I            $1,000.00      $1,012.05         2.57%      $12.82
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets:

NED DAVIS RESEARCH ASSET ALLOCATION FUND

U.S. Government Obligations ......................   29.9%
Energy and Utilities .............................   13.4%
Financial Services ...............................    7.6%
U.S. Government Agency Obligations ...............    4.5%
Retail ...........................................    4.3%
Health Care ......................................    3.6%
Computer Software and Services ...................    2.5%
Hotels and Gaming ................................    2.1%
Computer Hardware ................................    1.9%
Diversified Industrial ...........................    1.6%
Transportation ...................................    1.5%
Building and Construction ........................    1.2%
Food and Beverage ................................    1.1%
Wireless Communications ..........................    1.0%
Aerospace ........................................    1.0%
Consumer Products ................................    0.6%
Communications Equipment .........................    0.5%
Specialty Chemicals ..............................    0.5%
Telecommunications ...............................    0.5%
Electronics ......................................    0.3%
Equipment and Supplies ...........................    0.3%
Automotive .......................................    0.2%
Entertainment ....................................    0.2%
Metals and Mining ................................    0.1%
Business Services ................................    0.1%
Other Assets and Liabilities - Net ...............   19.5%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS -- 46.0%
             AEROSPACE -- 0.9%
        300  Boeing Co. ................   $   18,303      $   19,800
        100  Goodrich Corp. ............        4,174           4,096
        100  Lockheed Martin Corp. .....        6,328           6,487
        100  Raytheon Co. ..............        3,922           3,912
        100  Rockwell Collins Inc. .....        4,717           4,768
        800  United Technologies Corp...       40,163          41,080
                                           ----------      ----------
                                               77,607          80,143
                                           ----------      ----------
             AUTOMOTIVE -- 0.2%
        100  Cummins Inc. ..............        7,180           7,461
        100  PACCAR Inc. ...............        7,244           6,800
                                           ----------      ----------
                                               14,424          14,261
                                           ----------      ----------
             BUILDING AND CONSTRUCTION -- 1.2%
        100  Florida Rock Industries Inc.       6,694           7,335
        600  Lafarge North America Inc..       36,548          37,464
        300  Martin Marietta Materials Inc.    19,520          20,736
        500  Vulcan Materials Co. ......       31,231          32,495
                                           ----------      ----------
                                               93,993          98,030
                                           ----------      ----------
             BUSINESS SERVICES -- 0.1%
        100  Ecolab Inc. ...............        3,237           3,236
        100  Fluor Corp. ...............        5,159           5,759
                                           ----------      ----------
                                                8,396           8,995
                                           ----------      ----------
             COMMUNICATIONS EQUIPMENT -- 0.5%
        200  ADC Telecommunications Inc.+       4,243           4,354
        300  Ericsson (L.M.) Telephone Co.,
               Cl. B, ADR ..............        8,927           9,585
        600  QUALCOMM Inc. .............       21,219          19,806
      1,200  Tellabs Inc.+ .............       10,562          10,440
                                           ----------      ----------
                                               44,951          44,185
                                           ----------      ----------
              COMPUTER HARDWARE -- 1.9%
        100  Apple Computer Inc.+ ......        3,595           3,681
      1,100  Dell Inc.+ ................       44,177          43,461
      1,000  Hewlett-Packard Co. .......       23,421          23,510
      1,600  Intel Corp. ...............       39,090          41,696
        200  International Business
               Machines Corp. ..........       15,500          14,840
        600  Network Appliance Inc.+ ...       17,487          16,962
      1,200  Western Digital Corp.+ ....       15,550          16,104
                                           ----------      ----------
                                              158,820         160,254
                                           ----------      ----------
             COMPUTER SOFTWARE AND SERVICES -- 2.5%
        300  Adobe Systems Inc. ........        8,777           8,586
        300  Cadence Design Systems Inc.+       4,181           4,098
        500  Cisco Systems Inc.+ .......        8,952           9,555
        200  Citrix Systems Inc.+ ......        4,412           4,332
      1,600  EMC Corp.+ ................       21,401          21,936
        100  F5 Networks Inc.+ .........        4,429           4,723

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

        300  FileNET Corp.+ ............  $     7,783      $    7,542
        200  Intergraph Corp.+ .........        6,887           6,892
        400  Juniper Networks Inc.+ ....       10,069          10,072
        100  Macromedia Inc.+ ..........        3,425           3,822
        200  Mercury Interactive Corp.+         8,380           7,672
      2,300  Microsoft Corp. ...........       63,871          57,132
        100  NCR Corp.+ ................        3,624           3,512
        800  Oracle Corp.+ .............       10,122          10,560
        500  VeriSign Inc.+ ............       13,737          14,380
        400  WebMD Corp.+ ..............        4,088           4,108
        900  Yahoo! Inc.+ ..............       30,409          31,185
                                           ----------      ----------
                                              214,547         210,107
                                           ----------      ----------
             CONSUMER PRODUCTS -- 0.6%
        300  Altria Group Inc. .........       19,858          19,398
        300  Coach Inc.+ ...............        9,898          10,071
        100  eBay Inc.+ ................        3,705           3,301
        100  Polo Ralph Lauren Corp. ...        4,322           4,311
        200  Procter & Gamble Co. ......       10,868          10,550
                                           ----------      ----------
                                               48,651          47,631
                                           ----------      ----------
             DIVERSIFIED INDUSTRIAL -- 1.6%
      3,500  General Electric Co. ......      125,670         121,275
        100  Kirby Corp.+ ..............        4,327           4,510
        400  Tyco International Ltd. ...       13,067          11,680
                                           ----------      ----------
                                              143,064         137,465
                                           ----------      ----------
             ELECTRONICS -- 0.3%
        500  Emulex Corp.+ .............        9,319           9,130
        100  Lam Research Corp.+ .......        2,863           2,894
        100  Linear Technology Corp. ...        3,711           3,669
        200  MEMC Electronic
               Materials Inc.+ .........        3,186           3,154
        300  Rambus Inc.+ ..............        4,093           4,014
                                           ----------      ----------
                                               23,172          22,861
                                           ----------      ----------
             ENERGY AND UTILITIES -- 13.4%
        500  Allegheny Energy Inc.+ ....       10,239          12,610
        800  Ameren Corp. ..............       40,629          44,240
        500  American Electric
               Power Co. Inc. ..........       18,041          18,435
        100  Anadarko Petroleum Corp. ..        7,878           8,215
      1,200  Aqua America Inc. .........       35,115          35,688
        200  BG Group plc, ADR .........        8,333           8,320
        200  BP plc, ADR ...............       12,912          12,476
        300  CenterPoint Energy Inc. ...        3,772           3,963
      1,400  Chevron Corp. .............       79,003          78,288
        700  CMS Energy Corp.+ .........        9,166          10,542
        800  ConocoPhillips ............       40,330          45,992
        700  Constellation Energy Group        38,243          40,383
        200  Cooper Cameron Corp.+ .....       12,466          12,410
        900  Duke Energy Corp. .........       24,999          26,757
        400  Edison International ......       14,914          16,220

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
        400  El Paso Corp. .............  $     4,407      $    4,608
      1,300  Energy East Corp. .........       38,043          37,674
        600  Equitable Resources Inc. ..       40,443          40,800
        200  Exelon Corp. ..............        9,729          10,266
      2,800  Exxon Mobil Corp. .........      148,614         160,916
        400  FirstEnergy Corp. .........       17,921          19,244
        600  FPL Group Inc. ............       24,453          25,236
        400  Halliburton Co. ...........       16,570          19,128
        200  Kinder Morgan Inc. ........       15,145          16,640
        600  MDU Resources Group Inc. ..       16,610          16,902
        100  Murphy Oil Corp. ..........        5,431           5,223
        500  National Fuel Gas Co. .....       14,265          14,455
        400  Nicor Inc. ................       16,255          16,468
        200  Northeast Utilities .......        4,199           4,172
      1,100  NRG Energy Inc.+ ..........       37,545          41,360
        100  Occidental Petroleum Corp.         7,942           7,693
        200  ONEOK Inc. ................        6,497           6,530
        200  Pepco Holdings Inc. .......        4,742           4,788
        200  PG&E Corp. ................        7,067           7,508
        200  Pinnacle West Capital Corp.        8,729           8,890
        500  PNM Resources Inc. ........       13,728          14,405
        200  Premcor Inc. ..............        8,538          14,836
        200  Questar Corp. .............       12,950          13,180
        300  Royal Dutch Petroleum Co...       19,038          19,470
        600  SCANA Corp. ...............       25,584          25,626
        200  Schlumberger Ltd. .........       15,112          15,188
        300  Sempra Energy .............       12,214          12,393
        300  Shell Transport & Trading Co.
               plc, ADR ................       16,221          17,418
        100  Sunoco Inc. ...............        9,939          11,368
        300  Total SA, ADR .............       34,048          35,055
        200  TXU Corp. .................       14,151          16,618
      1,300  UGI Corp. .................       30,203          36,270
        100  Unisource Energy Corp. ....        3,045           3,075
        200  Valero Energy Corp. .......       12,770          15,822
        600  Vectren Corp. .............       16,739          17,238
        500  Williams Companies Inc. ...        9,123           9,500
        200  Xcel Energy Inc. ..........        3,435           3,904
                                           ----------      ----------
                                            1,057,485       1,124,406
                                           ----------      ----------
             ENTERTAINMENT -- 0.2%
       800   Time Warner Inc.+ .........       14,153          13,368
                                           ----------      ----------
             EQUIPMENT AND SUPPLIES -- 0.3%
       200   American Power
               Conversion Corp. ........        4,775           4,718
        100  Caterpillar Inc. ..........        9,836           9,531
        100  Precision Castparts Corp...        7,601           7,790
                                           ----------      ----------
                                               22,212          22,039
                                           ----------      ----------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             FINANCIAL SERVICES -- 7.6%
        200  Ace Ltd. ..................   $    8,729      $    8,970
        200  Allstate Corp. ............       11,880          11,950
        400  American Financial Group Inc.     13,326          13,408
      1,100  American International
               Group Inc. ..............       62,612          63,910
      1,100  Assurant Inc. .............       38,404          39,710
        600  Bank of America Corp. .....       27,256          27,366
        100  Chicago Mercantile Exchange
               Holdings Inc. ...........       19,718          29,550
        300  Chubb Corp. ...............       24,951          25,683
        200  CIGNA Corp. ...............       15,015          21,406
      2,600  Citigroup Inc. ............      123,842         120,198
      1,300  Genworth Financial Inc.,
               Cl. A ...................       38,576          39,299
        300  Hartford Financial Services
               Group Inc. .............        22,408          22,434
        300  HCC Insurance Holdings Inc.       11,764          11,361
        400  Horace Mann Educators Corp.        7,286           7,528
        200  JPMorgan Chase & Co. ......        7,053           7,064
        100  Lehman Brothers Holdings Inc.      9,858           9,928
        200  Loews Corp. ...............       14,689          15,500
        300  Merrill Lynch & Co. Inc. ..       16,621          16,503
        600  MetLife Inc. ..............       26,448          26,964
        200  Moody's Corp. .............        8,977           8,992
        100  Morgan Stanley ............        5,290           5,247
        600  Nationwide Financial
               Services Inc., Cl. A ...        22,909          22,764
        400  Principal Financial Group Inc.    16,391          16,760
        100  Protective Life Corp. .....        4,220           4,222
        200  Prudential Financial Inc...       13,209          13,132
        200  Radian Group Inc. .........        9,372           9,444
        200  SAFECO Corp. ..............       10,704          10,868
        300  Schwab (Charles) Corp. ....        3,441           3,384
        100  SEI Investments Co. .......        3,774           3,735
        300  St. Paul Travelers
               Companies Inc. ..........       11,428          11,859
        100  XL Capital Ltd., Cl. A ....        7,400           7,442
                                           ----------      ----------
                                              617,551         636,581
                                           ----------      ----------
             FOOD AND BEVERAGE -- 1.1%
        500  Applebee's International Inc.     13,933          13,245
        200  Darden Restaurants Inc. ...        6,592           6,596
        400  McDonald's Corp. ..........       11,746          11,100
        200  P.F. Chang's China Bistro Inc.+   12,042          11,796
        200  Panera Bread Co., Cl. A+ ..       12,764          12,417
        100  RARE Hospitality
               International Inc.+ .....        3,119           3,047
        600  Starbucks Corp. ...........       32,887          30,996
                                           ----------      ----------
                                               93,083          89,197
                                           ----------      ----------

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 3.6%
        200  Aetna Inc. ................   $   13,370      $   16,564
        300  Amgen Inc.+ ...............       18,071          18,138
        300  Caremark Rx Inc.+ .........       12,902          13,356
        200  Coventry Health Care Inc.+        10,674          14,150
        300  Genzyme Corp.+ ............       17,881          18,027
        300  Gilead Sciences Inc.+ .....       11,251          13,197
        400  HCA Inc. ..................       21,976          22,668
        200  Health Management Associates
               Inc., Cl. A .............        5,211           5,236
        300  Health Net Inc.+ ..........       10,684          11,448
        400  Johnson & Johnson .........       27,466          26,000
        100  Magellan Health Services
               Inc.+ ...................        3,293           3,531
        100  Manor Care Inc. ...........        4,053           3,973
        200  Medco Health Solutions Inc.+      10,241          10,672
        300  MedImmune Inc.+ ...........        7,950           8,016
      1,200  Pfizer Inc. ...............       32,402          33,096
        900  UnitedHealth Group Inc. ...       41,877          46,926
        100  Universal Health Services Inc.,
               Cl. B ...................        6,190           6,218
        200  UnumProvident Corp. .......        3,641           3,664
        400  WellPoint Inc.+ ...........       21,652          27,856
                                           ----------      ----------
                                              280,785         302,736
                                           ----------      ----------
             HOTELS AND GAMING -- 2.1%
        200  Choice Hotels International
               Inc. ...................        13,019          13,140
        400  Harrah's Entertainment Inc.       29,225          28,828
      1,300  Hilton Hotels Corp. .......       29,646          31,005
        200  Host Marriott Corp. .......        3,495           3,500
        500  La Quinta Corp.+ ..........        4,480           4,665
        600  Marriott International Inc.,
               Cl. A ...................       39,125          40,932
        400  MGM Mirage+ ...............       16,383          15,832
        300  Penn National Gaming Inc.+         9,461          10,950
        300   Starwood Hotels & Resorts
               Worldwide Inc. ..........       16,303          17,571
        200  Wynn Resorts Ltd.+ ........       10,435           9,454
                                           ----------      ----------
                                              171,572         175,877
                                           ----------      ----------
             METALS AND MINING -- 0.1%
        300  Alcoa Inc. ................        7,903           7,839
        200  Anglo American plc, ADR ...        4,738           4,700
                                           ----------      ----------
                                               12,641          12,539
                                           ----------      ----------
             RETAIL -- 4.3%
        400  Abercrombie & Fitch Co.,
               Cl. A ...................       22,528          27,480
        100  Aeropostale Inc.+ .........        3,065           3,360
        500  American Eagle Outfitters Inc.    14,299          15,325
        100  Best Buy Co. Inc. .........        6,878           6,855
        400  Chico's FAS Inc.+ .........       13,021          13,712
        200  Circuit City Stores Inc. ..        3,427           3,458
      1,000  CVS Corp. .................       26,451          29,070

                                                              MARKET
      SHARES                                   COST            VALUE
      ------                                   ----            -----

        500  Federated Department
               Stores Inc. .............   $   30,829      $   36,640
        700  Gap Inc. ..................       14,781          13,825
        400  J.C. Penney Co. Inc. ......       18,889          21,032
        600  Kohl's Corp.+ .............       29,137          33,546
        250  Men's Wearhouse Inc.+ .....        8,833           8,608
        100  Michaels Stores Inc. ......        4,211           4,137
        300  Nordstrom Inc. ............       15,735          20,391
        400  Payless ShoeSource Inc.+ ..        7,434           7,680
        200  Saks Inc.+ ................        3,486           3,794
        200  Sherwin-Williams Co. ......        9,106           9,418
        600  The Home Depot Inc. .......       24,021          23,340
        400  Wal-Mart Stores Inc. ......       19,271          19,280
      1,200  Walgreen Co. ..............       52,838          55,188
        400  Warnaco Group Inc.+ .......        9,277           9,300
                                           ----------      ----------
                                              337,517         365,439
                                           ----------      ----------
             SPECIALTY CHEMICALS -- 0.5%
        200  Ashland Inc. ..............       11,487          14,374
        100  Dow Chemical Co. ..........        4,445           4,453
        100  E.I. du Pont de Nemours
               and Co. .................        4,487           4,301
        300  Hercules Inc.+ ............        4,252           4,245
        400  Praxair Inc. ..............       18,824          18,640
                                           ----------      ----------
                                               43,495          46,013
                                           ----------      ----------
             TELECOMMUNICATIONS -- 0.5%
        100  BellSouth Corp. ...........        2,651           2,657
        500  Commonwealth Telephone
               Enterprises Inc. ........       22,674          20,955
        200  SBC Communications Inc. ...        4,726           4,750
        300  Telephone & Data Systems Inc.     12,302          12,243
        100  Verizon Communications Inc.        3,458           3,455
                                           ----------      ----------
                                               45,811          44,060
                                           ----------      ----------
             TRANSPORTATION -- 1.5%
        200  Arkansas Best Corp. .......        6,155           6,362
        800  Burlington Northern
               Santa Fe Corp. ..........       39,294          37,664
        400  CSX Corp. .................       16,096          17,064
        200  Knight Transportation Inc.         4,609           4,866
        800  Laidlaw International Inc.+       19,251          19,280
        400  Landstar System Inc.+ .....       12,180          12,048
        100  Norfolk Southern Corp. ....        3,220           3,096
        200  Swift Transportation Co.
               Inc.+ ...................        4,665           4,658
        100  Union Pacific Corp. .......        6,555           6,480
        300  Werner Enterprises Inc. ...        5,534           5,892
        100  Yellow Roadway Corp.+ .....        5,368           5,080
                                           ----------      ----------
                                              122,927         122,490
                                           ----------      ----------

                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
        SHARES                                   COST           VALUE
        ------                                   ----           -----

             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 1.0%
        400  America Movil SA de CV,
               Cl. L, ADR ..............   $   20,577      $   23,844
      1,300  China Mobile (Hong Kong)
               Ltd., ADR ...............       22,693          24,167
        400  SK Telecom Co. Ltd., ADR ..        8,099           8,160
        200  United States Cellular
               Corp.+ ..................        9,191           9,988
        900  Vodafone Group plc, ADR ...       23,407          21,888
                                           ----------      ----------
                                               83,967          88,047
                                           ----------      ----------
             TOTAL COMMON STOCKS .......    3,730,824       3,866,724
                                           ----------      ----------
   PRINCIPAL
    AMOUNT
    ------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
             FEDERAL AGENCY -- 4.5%
   $170,000  FNMA,
               5.000%, 04/15/15 ........      174,768         179,939
    155,000  FNMA,
               6.625%, 11/15/30 ........      185,494         201,841
                                           ----------      ----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ......      360,262         381,780
                                           ----------      ----------
             U.S. GOVERNMENT OBLIGATIONS -- 18.8%
             U.S. TREASURY BONDS -- 18.8%
    175,000  7.250%, 05/15/16 ..........      216,348         224,144
    250,000  8.750%, 05/15/17 ..........      345,592         359,033
    290,000  8.750%, 05/15/20 ..........      412,940         434,977
    435,000  6.250%, 05/15/30 ..........      516,625         566,741
                                           ----------      ----------
             TOTAL U.S. GOVERNMENT
               OBLIGATIONS .............    1,491,505       1,584,895
                                           ----------      ----------

   PRINCIPAL                                                   MARKET
    AMOUNT                                      COST            VALUE
    ------                                      ----            -----

             SHORT-TERM OBLIGATIONS -- 11.1%
             U.S. GOVERNMENT OBLIGATIONS -- 11.1%
   $935,000  U.S. Treasury Bills,
               2.761% to 2.820%++,
               07/14/05 to 07/21/05 (a) .  $  933,559      $  933,559
                                           ----------      ----------
             TOTAL SHORT-TERM
               OBLIGATIONS ..............     933,559         933,559
                                           ----------      ----------
             TOTAL INVESTMENTS -- 80.4% .  $6,516,150       6,766,958
                                           ==========
             OTHER ASSETS AND LIABILITIES (NET) -- 19.6%    1,644,327
                                                           ----------
             NET ASSETS -- 100.0% .......................  $8,411,285
                                                           ==========

   NUMBER OF                                                UNREALIZED
   CONTRACTS                            EXPIRATION DATE    APPRECIATION
   ---------                            ---------------    ------------
             FUTURES CONTRACTS -- SHORT POSITION -- (0.1)%
         10  S & P 500 E-Mini Future ...   09/20/2005      $    4,277
                                                           ==========
             FUTURES CONTRACTS -- LONG POSITION -- 0.0%
          4  U.S. Treasury Bond ........   09/30/2005      $      992
                                                           ==========
----------
(a) At June 30, 2005, $110,700 principal was pledged as collateral for futures contracts.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                     NED DAVIS RESEARCH ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $6,516,150) ...... $6,766,958
  Cash .........................................  1,317,059
  Deposit at brokers and custodian .............    295,000
  Dividends and interest receivable ............     19,046
  Receivable for Fund shares sold ..............      7,126
  Receivable for investments sold ..............    552,551
  Variation margin .............................      6,184
  Other assets .................................        987
                                                 ----------
  TOTAL ASSETS .................................  8,964,911
                                                 ----------
LIABILITIES:
  Payable for distribution fees ................      3,302
  Payable for investments purchased ............    528,785
  Payable for investment advisory fees .........      6,988
  Other accrued expenses .......................     14,551
                                                 ----------
  TOTAL LIABILITIES ............................    553,626
                                                 ----------
  NET ASSETS applicable to 715,639
    shares outstanding ......................... $8,411,285
                                                 ==========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $0.001 par value ...........................   $    716
  Additional paid-in capital ...................  8,023,142
  Accumulated net investment loss ..............    (33,439)
  Accumulated net realized gain on investments
    and futures contracts ......................    164,789
  Net unrealized appreciation on investments
    and futures contracts ......................    256,077
                                                 ----------
  NET ASSETS ................................... $8,411,285
                                                 ==========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($2,388,013 / 202,157 shares
    outstanding;  unlimited  number of shares
    authorized  of $0.001 par value) ...........     $11.81
                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($2,519,088 / 213,065 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) ..........................     $11.82
                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) .....................     $12.54
                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($380,721 / 32,805 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) ..........................     $11.61(a)
                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,393,106 / 206,155 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) ..........................     $11.61(a)
                                                     ======
  CLASS I:
  Net Asset Value, offering and redemption
    price per share ($730,357 / 61,457
    shares outstanding; unlimited number of
    shares authorized of $0.001 par value) .....     $11.88
                                                     ======
----------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ....................................   $ 43,775
  Interest .....................................     55,411
                                                   --------
  TOTAL INVESTMENT INCOME ......................     99,186
                                                   --------
EXPENSES:
  Investment advisory fees .....................     43,660
  Distribution fees -- Class AAA ...............      3,237
  Distribution fees -- Class A .................      3,154
  Distribution fees -- Class B .................      1,996
  Distribution fees -- Class C .................     12,140
  Custodian fees ...............................     22,886
  Shareholder communications expenses ..........     17,137
  Trustees' fees ...............................     14,493
  Registration fees ............................     14,386
  Legal and audit fees .........................     11,715
  Shareholder services fees ....................      6,691
  Interest expense .............................        638
  Miscellaneous expenses .......................      4,439
                                                   --------
  TOTAL EXPENSES ...............................    156,572
                                                   --------
  LESS:
    Expense reimbursements (see Note 3) ........    (19,425)
    Custodian fee credits ......................     (4,522)
                                                   --------
  TOTAL REIMBURSEMENTS AND CREDITS .............    (23,947)
                                                   --------
  TOTAL NET EXPENSES ...........................    132,625
                                                   --------
  NET INVESTMENT LOSS ..........................    (33,439)
                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain on investments .............    239,481
  Net realized loss on futures contracts .......    (66,876)
  Net change in unrealized appreciation/
    depreciation on investments and
    futures contracts ..........................    (93,518)
                                                   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FUTURES CONTRACTS ..........     79,087
                                                   --------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................   $ 45,648
                                                   ========

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2005         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2004
                                                                               -----------------    -----------------
OPERATIONS:
  Net investment loss .....................................................       $  (33,439)          $   (52,357)
  Net realized gain on investments and futures contracts ..................          172,605               102,518
  Net change in unrealized appreciation/depreciation on investments
    and futures contracts .................................................          (93,518)              (48,380)
                                                                                  ----------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................           45,648                 1,781
                                                                                  ----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investment transactions
    Class AAA .............................................................               --               (40,030)
    Class A ...............................................................               --               (34,796)
    Class B ...............................................................               --                (6,174)
    Class C ...............................................................               --               (34,867)
    Class I ...............................................................               --               (11,436)
                                                                                  ----------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................               --              (127,303)
                                                                                  ----------           -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA .............................................................         (565,301)             (997,125)
    Class A ...............................................................          (84,380)             (835,906)
    Class B ...............................................................          (68,524)              (40,840)
    Class C ...............................................................         (120,449)             (283,483)
    Class I ...............................................................         (125,135)              (40,092)
                                                                                  ----------           -----------
  Net decrease in net assets from shares of beneficial interest transactions        (963,789)           (2,197,446)
                                                                                  ----------           -----------
  NET DECREASE IN NET ASSETS ..............................................         (918,141)           (2,322,968)
                                                                                  ----------           -----------
NET ASSETS:
  Beginning of period .....................................................        9,329,426            11,652,394
                                                                                  ----------           -----------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) ...........................................       $8,411,285           $ 9,329,426
                                                                                  ==========           ===========


                 See accompanying notes to financial statements.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS(UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. Ned Davis Research Asset Allocation Fund (the "Fund"), a series of Ned Davis Research Funds (the "Trust") was organized on January 30, 2003 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on March 31, 2003. The Fund's primary objective is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
debt  obligation  subject to an obligation of the seller to repurchase,  and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS(CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $52,357 and increase accumulated net realized loss on investments by $18,494 with an offsetting adjustment to paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                                             YEAR ENDED
                                                          DECEMBER 31, 2004
                                                          -----------------
       DISTRIBUTIONS PAID FROM:
       Ordinary income
         (inclusive of short term capital gains) ........     $110,350
       Long term capital gains ..........................       16,953
                                                              --------
       Total distributions paid .........................     $127,303
                                                              ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated net long term capital gains ...........      $ 71,817
      Net unrealized appreciation .......................       269,962
                                                               --------
      Total accumulated earnings ........................      $341,779
                                                               ========

The following summarizes the tax cost of investments, short futures contracts and related unrealized appreciation (depreciation) at June 30, 2005:

                                                       GROSS               GROSS         NET UNREALIZED
                                                     UNREALIZED         UNREALIZED        APPRECIATION/
                                       COST         APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                       ----         ------------       ------------      --------------
       Investments ................ $6,581,354         $293,352         $(107,748)          $185,604
       Futures contracts ..........         --            5,269                --              5,269
                                                       --------         ---------           --------
                                                       $298,621         $(107,748)          $190,873
                                                       ========         =========           ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates. The Adviser has contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75%, 2.75% and 1.75% (2.50%, 2.50%, 3.25%, 3.25% and 2.25% effective May 1,
2004) of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively, through April 30, 2005. This reimbursment

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS(CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
agreement ended on May 1, 2005. For the four months ended April 30, 2005, the Adviser's reimbursement to the Fund was $19,425. The Fund is obliged to repay the Adviser for a period of three years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the last applicable expense limitation. As of June 30, 2005, the cumulative amount which the Fund may repay the Adviser is $276,032.

The Adviser and the Fund have also entered into a sub-advisory agreement with Ned Davis Research Inc. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser a monthly sub-advisory fee based on the average daily net assets of the Fund at a rate of 0.30% of the first $500 million of such average daily net assets and 0.35% of average daily net assets in excess of $500 million. For the six months ended June 30, 2005, the Sub-Advisory fees payable by the Adviser were $13,098.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. OFFERING EXPENSES. The Fund paid offering expenses of $110,000 which were fully amortized over a twelve-month period from the Fund's inception.

6. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $14,392,694 and $15,167,484 respectively.

7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $5,625 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, Class C and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. There were no redemption fees retained by the Fund during the six months ended June 30, 2005.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS(CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                      ---------------------------      ---------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                        --------        ---------        --------          -------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------      ---------------------------
Shares sold ........................................     13,261      $ 154,043            408,488     $ 4,734,850
Shares issued upon reinvestment of dividends .......         --             --              2,545          30,084
Shares redeemed ....................................    (61,854)      (719,344)          (526,050)     (5,762,059)
                                                        -------      ---------           --------     -----------
  Net decrease .....................................    (48,593)     $(565,301)          (115,017)    $  (997,125)
                                                        =======      =========           ========     ===========
                                                                CLASS A                          CLASS A
                                                      ---------------------------      ---------------------------
Shares sold ........................................     31,251      $ 361,780             72,256     $   837,904
Shares issued upon reinvestment of dividends .......         --             --              2,909          34,180
Shares redeemed ....................................    (38,557)      (446,160)          (151,831)     (1,707,990)
                                                        -------      ---------           --------     -----------
  Net decrease .....................................     (7,306)     $ (84,380)           (76,666)    $  (835,906)
                                                        =======      =========           ========     ===========
                                                                CLASS B                          CLASS B
                                                      ---------------------------      ---------------------------
Shares sold ........................................        235       $  2,635             12,621     $   144,320
Shares issued upon reinvestment of dividends .......         --             --                497           5,750
Shares redeemed ....................................     (6,276)       (71,159)           (17,396)       (190,910)
                                                        -------      ---------           --------     -----------
  Net decrease .....................................     (6,041)     $ (68,524)            (4,278)    $   (40,840)
                                                        =======      =========           ========     ===========
                                                                CLASS C                          CLASS C
                                                      ---------------------------      ---------------------------
Shares sold ........................................      3,319      $  38,283             74,937     $   857,232
Shares issued upon reinvestment of dividends .......         --             --              3,011          34,868
Shares redeemed ....................................    (13,893)      (158,732)          (106,763)     (1,175,583)
                                                        -------      ---------           --------     -----------
  Net decrease .....................................    (10,574)     $(120,449)           (28,815)    $  (283,483)
                                                        =======      =========           ========     ===========
                                                                CLASS I                          CLASS I
                                                      ---------------------------      ---------------------------
Shares sold ........................................        293      $   3,500                858     $     9,643
Shares issued upon reinvestment of dividends .......         --             --                968         11,419
Shares redeemed ....................................    (10,833)      (128,635)            (5,275)        (61,154)
                                                        -------      ---------           --------     -----------
  Net decrease .....................................    (10,540)     $(125,135)            (3,449)    $   (40,092)
                                                        =======      =========           ========     ===========

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NED DAVIS RESEARCH ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                      INCOME
                           FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
               -------------------------------------------------  ----------------------------
                  Net                      Net
                 Asset                 Realized and     Total         Net
  Period         Value,        Net      Unrealized       from       Realized
   Ended       Beginning   Investment     Gain on     Investment    Gain on         Total
December 31    of Period   (Loss)(a)    Investments   Operations  Investments    Distributions
-----------    ---------   ---------    -----------   ----------  -----------    -------------
CLASS AAA
   2005(f)      $11.72      $(0.03)        $0.12        $0.09           --             --
   2004          11.36       (0.03)         0.55         0.52       $(0.16)        $(0.16)
   2003+         10.00       (0.05)         2.10         2.05        (0.69)         (0.69)
CLASS A
   2005(f)      $11.73      $(0.03)        $0.12        $0.09           --             --
   2004          11.37       (0.03)         0.55         0.52       $(0.16)        $(0.16)
   2003+         10.00       (0.05)         2.11         2.06        (0.69)         (0.69)
CLASS B
   2005(f)      $11.56      $(0.07)        $0.12        $0.05           --             --
   2004          11.29       (0.11)         0.54         0.43       $(0.16)        $(0.16)
   2003+         10.00       (0.11)         2.09         1.98        (0.69)         (0.69)
CLASS C
   2005(f)      $11.56      $(0.07)        $0.12        $0.05           --             --
   2004          11.30       (0.11)         0.53         0.42       $(0.16)        $(0.16)
   2003+         10.00       (0.11)         2.10         1.99        (0.69)         (0.69)
CLASS I
   2005(f)      $11.78      $(0.01)        $0.11        $0.10           --             --
   2004          11.39        0.00(e)       0.55         0.55       $(0.16)        $(0.16)
   2003+         10.00       (0.03)         2.11         2.08        (0.69)         (0.69)


                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ---------------------------------------------------------------------------------------

               Net Asset              Net Assets       Net
  Period         Value,                 End of      Investment       Expenses            Expenses        Portfolio
   Ended         End of     Total       Period       Income/          Net of               Before         Turnover
December 31      Period    Return++   (in 000's)     (Loss)     Reimbursements(d)(g)   Reimbursements(c)    Rate
-----------      ------    --------   ----------     ------     --------------------   -----------------    ----
CLASS AAA
   2005(f)       $11.81       0.8%      $2,388      (0.39)%(b)        2.92%(b)            3.26%(b)          217%
   2004           11.72       4.6        2,940      (0.30)            2.32                2.95              502
   2003+          11.36      20.5        4,155      (0.69)(b)         2.00(b)             4.91(b)           390
CLASS A
   2005(f)       $11.82       0.8%      $2,519      (0.40)%(b)        2.92%(b)            3.26%(b)          217%
   2004           11.73       4.6        2,586      (0.23)            2.32                2.95              502
   2003+          11.37      20.6        3,377      (0.69)(b)         2.00(b)             4.91(b)           390
CLASS B
   2005(f)       $11.61       0.4%      $  381      (1.15)%(b)        3.67%(b)            4.01%(b)          217%
   2004           11.56       3.8          449      (0.98)            3.07                3.70              502
   2003+          11.29      19.8          487      (1.44)(b)         2.75(b)             5.66(b)           390
CLASS C
   2005(f)       $11.61       0.4%      $2,393      (1.15)%(b)        3.67%(b)            4.01%(b)          217%
   2004           11.56       3.7        2,506      (0.96)            3.07                3.70              502
   2003+          11.30      19.9        2,774      (1.44)(b)         2.75(b)             5.66(b)           390
CLASS I
   2005(f)       $11.88       0.9%      $  730      (0.15)%(b)        2.67%(b)            3.01%(b)          217%
   2004           11.78       4.8          848       0.07             2.07                2.70              502
   2003+          11.39      20.8          859      (0.44)(b)         1.75(b)             4.66(b)           390

----------
  + From  commencement  of  investment  operations  on March  31,  2003  through
    December 31, 2003.
 ++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Annualized.
(c) During the six months ended June 30, 2005 and the periods ended December 31, 2004 and December 31, 2003 the Adviser reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The fund incurred interest expense for the six months ended June 30, 2005 and the year ended December 31, 2004. If interest expense had not been incurred for these periods, the ratio of expenses to average net assets would have been 2.91% and 2.30% (Class AAA and Class A), respectively, 3.66% and 3.05% (Class B and Class C), respectively, and 2.66% and 2.05% (Class
    I), respectively.
(e) Amount  represents less than $0.005 per share.
(f) For the six months ended June 30, 2005, unaudited.
(g) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 2.82% (Class AAA and Class A), 3.57% (Class B and Class C) and 2.57% (Class I) for the six months ended June 30, 2005.

                 See accompanying notes to financial statements.

                    NED DAVIS RESEARCH ASSET ALLOCATION FUND

           BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT

At its meeting on February 16, 2005, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser and the subadvisory agreement with the Sub-Adviser for the Fund on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the Adviser's and Sub-Adviser's portfolio management teams, the depth of the analyst pool available to the Sub-Adviser and its portfolio management team, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service and reputation of the portfolio management team.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short-term performance of the Fund since inception against a peer group of flexible portfolio funds. The trustees noted that the Fund's performance was reasonable and in their view was better than the statistics would indicate in light of the Fund's differences from most of the peer group.

PROFITABILITY. The independent trustees reviewed summary data regarding the lack of profitability of the Fund to the Adviser. The trustees also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Sub-Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent trustees discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent trustees agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management and subadvisory fees, other expenses and total expenses of the Fund to similar expense ratios of the peer group of flexible portfolio funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment Advisory services of the Adviser and Sub-Adviser. The trustees noted that the Fund's expense ratios after waivers were at the high end and the Fund's size was near the low end within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The trustees also noted that the aggregate management fee before waivers was the same as that in effect for most of the Gabelli funds. The trustees did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The independent trustees also concluded that the Fund's expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a significant factor in their thinking at this time. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement and sub-advisory agreement to the full Board of Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                            Ned Davis Research Funds
                               NED DAVIS RESEARCH
                              ASSET ALLOCATION FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Henry G. Van der Eb, CFA                     Robert J. Morrissey
SENIOR VICE PRESIDENT                        ATTORNEY-AT-LAW
GABELLI ASSET MANAGEMENT INC.                MORRISSEY, HAWKINS & LYNCH

Anthony J. Colavita                          Karl Otto Pohl
ATTORNEY-AT-LAW                              FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                    DEUTSCHE BUNDESBANK

Vincent D. Enright                           Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                 MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                  BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

Mario J. Gabelli, CFA                        Salvatore J. Zizza
CHAIRMAN AND CHIEF EXECUTIVE OFFICER         CHAIRMAN
GABELLI ASSET MANAGEMENT INC.                HALLMARK ELECTRICAL
                                             SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                              James E. McKee
PRESIDENT AND TREASURER                      SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Ned Davis Research Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1334Q205SR

                                                                  [LOGO OMITTED]

NED DAVIS
RESEARCH
ASSET
ALLOCATION
FUND




                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Ned Davis Research Funds
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     September 7, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.